The Value Line Tax Exempt Fund, Inc.

Schedule of Investments

Principal Amount		Rating	Value
LONG-TERM MUNICIPAL SECURITIES 95.0%
	ALABAMA 0.8%
$125,000	Alabama Federal Aid Highway Finance Authority, Revenue Bonds, Ser. A, 5.00%, 9/1/30	Aa1	$158,967
100,000	Birmingham-Jefferson Civic Center Authority, Revenue Bonds, Ser. A, 4.00%, 7/1/36	Aa3	102,538
125,000	Water Works Board of the City of Birmingham (The), Revenue Bonds, Subser. B, 5.00%, 1/1/33	Aa3	153,673
			415,178
	ALASKA 0.6%
250,000	Alaska Housing Finance Corp., State Capital Project, Refunding Revenue Bonds, Ser. B, 4.00%, 12/1/36	Aa2	289,745

	ARIZONA 1.0%
250,000	City of Scottsdale Arizona, General Obligation Unlimited, Project 2004-Preserve Acquisition, 3.00%, 7/1/30	Aaa	258,777
200,000	Yuma Municipal Property Corp., Revenue Bonds, Senior Lien, 5.00%, 7/1/27	A1	241,234
			500,011

1

September 30, 2020

Principal Amount		Rating		Value
	CALIFORNIA 17.7%
$40,000	Bay Area Toll Authority, Toll Bridge, Revenue Bonds, Ser. F-1, 5.00%, 4/1/56	Aa3		$46,535
150,000	California Educational Facilities Authority Stanford University, Revenue Bonds, 5.25%, 4/1/40	Aaa		233,388
65,000	California Health Facilities Financing Authority, Providence Health & Services, Revenue Bonds, Ser. A, 5.00%, 10/1/38	NR	**	77,444
90,000	California Health Facilities Financing Authority, Providence Health & Services, Revenue Bonds, Ser. A, 5.00%, 10/1/38	Aa3		101,605
90,000	California Health Facilities Financing Authority, Revenue Bonds, Lucile Packard Stanford Hospital, Ser. B, 5.00%, 8/15/55	A1		103,541
150,000	California Health Facilities Financing Authority, Revenue Bonds, Lucile Saltel Packard Children's, Ser. A, 5.00%, 8/15/43	A1		166,511
100,000	California Health Facilities Financing Authority, Revenue Bonds, Stanford Health Care, Ser. A, 5.00%, 11/15/37	Aa3		123,962
100,000	California State Public Works Board, Revenue Bonds, Department of Education, Ser. H, 5.00%, 4/1/31	Aa3		125,113
200,000	California State Public Works Board, Revenue Bonds, Ser. H, 5.00%, 12/1/24	Aa3		238,344
150,000	California State University Systemwide, Revenue Bonds, Ser. A, 5.00%, 11/1/34	Aa2		187,320
200,000	California State, General Obligation Unlimited, 5.00%, 2/1/38	Aa2		211,660
180,000	California Statewide Communities Development Authority, Revenue Bonds, Adventist Health System/West, Ser. A, 4.38%, 3/1/44	A	*	199,148
250,000	Cupertino Union School District, General Obligation Unlimited, Election 2012, Ser. C, 4.00%, 8/1/40	Aa1		281,107
500,000	Dry Creek California Joint Elementary School District, General Obligation Unlimited, Capital Appreciation Election 2008, AGM Insured, 0.00%, 8/1/30 (1)	A2		426,860
75,000	East Bay Municipal Utility District Water System Revenue, Revenue Bonds, Ser. C, 4.00%, 6/1/40	Aa1		83,309
250,000	El Cajon Redevelopment Agency Successor Agency, Tax Allocation Refunding Bonds, BAM Insured, 5.00%, 10/1/35	AA	*	317,272
150,000	Fresno Joint Powers Financing Authority Lease (Master Lease Projects), Revenue Refunding Bonds, Ser. A, AGM Insured, 5.00%, 4/1/34	A2		179,300
300,000	Golden State Tobacco Securitization Corp., Asset-Backed Bonds, Ser. A, 5.00%, 6/1/32	Aa3		353,628
150,000	Golden State Tobacco Securitization Corp., Ser. A-1, 5.00%, 6/1/22	A	*	160,988
170,000	Long Beach Unified School District, General Obligation Unlimited, Ser. B, 3.00%, 8/1/48	Aa2		179,377
215,000	Long Beach Unified School District, General Obligation Unlimited, Ser. E, 5.00%, 8/1/41	Aa2		261,169
60,000	Los Angeles County Metropolitan Transportation Authority, Refunding Revenue Bonds, Proposition C, Senior Ser. B, 5.00%, 7/1/22	Aa1		65,021
200,000	Los Angeles County Public Works Financing Authority, Lease Revenue, Revenue Bonds, Ser. D, 4.00%, 12/1/40	Aa2		219,424
115,000	Los Angeles Unified School District, Election 2005, General Obligation Unlimited, Ser. M-1, 5.00%, 7/1/36	Aa3		143,697
330,000	Metropolitan Water District of Southern California, Refunding Revenue Bonds, Ser. C, 4.00%, 10/1/22	Aa1		342,791
60,000	Metropolitan Water District of Southern California, Refunding Revenue Bonds, Ser. F, 5.00%, 7/1/28	Aa1		64,901
150,000	Modesto Irrigation District Electric System, Revenue Bonds, Ser, 5.00%, 10/1/32	A+	*	187,418
225,000	Napa Valley Unified School District, General Obligation Unlimited, Ser. A, 5.00%, 8/1/28	A1		278,901
185,000	Oxnard Financing Authority, Revenue Bonds, BAM Insured, 5.00%, 6/1/35	AA	*	231,435
65,000	Roseville Natural Gas Financing Authority, Revenue Bonds, 5.00%, 2/15/27	A2		79,659
50,000	Sacramento City Financing Authority, Revenue Bonds, Master Lease Program Facilities, Ser. E, AMBAC Insured, 5.25%, 12/1/24	Aa3		60,495
150,000	Sacramento Municipal Utility District, Revenue Bonds, Ser. A, 5.00%, 8/15/41	Aa3		167,958
250,000	San Diego County Regional Transportation Commission, Revenue Bonds, Ser. A, 5.00%, 4/1/42	Aa2		268,245
60,000	San Diego Redevelopment Agency Successor Agency, Tax Allocation Refunding Bonds, Ser. A, 5.00%, 9/1/35	AA	*	72,133
500,000	San Diego Unified School District, General Obligation Unlimited, Election 2012, Ser. I, 5.00%, 7/1/47	Aa2		610,335

2

Schedule of Investments (continued)

Principal Amount		Rating		Value
$100,000	San Francisco City & County Airport Commission San Francisco International Airport, Second Series Revenue Bonds, Ser. E, 5.00%, 5/1/48	A1		$118,737
200,000	San Francisco City & County Redevelopment Agency Successor Agency, Ser. A, 5.00%, 8/1/35	A	*	237,856
200,000	San Jose Unified School District Santa Clara Country, General Obligation Unlimited, Election 2012, Ser. A, 3.80%, 8/1/37	Aa1		217,152
130,000	San Marcos Redevelopment Agency Successor Agency, Tax Allocation, Refunding Bonds, Ser. A, 5.00%, 10/1/25	AA-	*	158,064
220,000	Southern California Public Power Authority, Mead-Adelanto Project, Authority Interest, Revenue Bonds, Ser. A, 5.00%, 7/1/29	Aa2		270,813
150,000	State of California, General Obligation Unlimited, Various Purpose Bonds, 5.00%, 8/1/26	Aa2		188,857
250,000	State of California, General Obligation Unlimited, Various Purpose Bonds, 5.00%, 9/1/41	Aa2		260,197
125,000	Union City Community Redevelopment Agency, Ser. B, 5.00%, 10/1/31	AA-	*	152,868
150,000	University of California, Revenue Bonds, Ser. I, 5.00%, 5/15/28	Aa3		181,089
175,000	Whittier City School District, General Obligation Limited, Ser. D, 3.00%, 8/1/44	Aa3		187,786
				8,823,413
	COLORADO 1.4%
175,000	Buffalo Ridge Metropolitan District, General Obligation Unlimited, Ser. A, BAM Insured, 4.00%, 12/1/47	A3		198,305
200,000	Colorado Health Facilities Authority, Adventhealth Obligated Group, Refunding Bonds, 4.00%, 11/15/43	Aa2		228,444
225,000	State of Colorado, Building Excellent Scholl, Certificate Participation, Ser. J, 5.00%, 3/15/37	Aa2		269,345
				696,094
	CONNECTICUT 1.2%
145,000	Connecticut Housing Finance Authority, Revenue Bonds, Subser. C-1, 3.75%, 11/15/35	Aaa		146,431
250,000	South Central Connecticut Regional Water Authority, Revenue Bonds, Twenty-Seventh Series, General Obligation of Authority Insured, 5.00%, 8/1/27	Aa3		272,060
150,000	State of Connecticut Transportation Infrastructure Purposes, Special Tax Obligation, Revenue Bonds, Ser. B, 5.00%, 10/1/27	A+	*	191,811
				610,302
	DELAWARE 0.6%
265,000	Delaware Transportation Authority, US 301 Project, Revenue Bonds, 5.00%, 6/1/45	Aa3		305,805

	DISTRICT OF COLUMBIA 0.6%
30,000	District of Columbia, Prerefunded, Ser. G, 5.00%, 12/1/36	NR	**	31,670
70,000	District of Columbia, Ser. G, 5.00%, 12/1/36	AAA	*	73,557
145,000	District of Columbia Income, General Obligation Unlimited, Ser. A, 5.00%, 6/1/43	Aaa		180,990
				286,217

3

September 30, 2020

Principal Amount		Rating		Value
	FLORIDA 4.7%
$140,000	Central Florida Expressway Authority, Revenue Bonds, Ser. A, 4.00%, 7/1/37	A1		$157,646
180,000	City of Jacksonville, Florida Special Revenue, Revenue Bonds, Ser. A, 5.25%, 10/1/47	A1		220,574
100,000	City of Marco Island, Florida Utility System Revenue, Revenue Bonds, 4.00%, 10/1/38	Aa3		110,992
185,000	City of Miami Beach Florida Water & Sewer Revenue, Revenue Bonds, 5.00%, 9/1/36	Aa3		228,460
180,000	County of Miami-Dade Florida Aviation Revenue, Revenue Bonds, 5.00%, 10/1/41	A-	*	208,508
250,000	County of Palm Beach, Florida Public Improvement, Revenue Bonds, Ser. D, 5.00%, 12/1/40	Aa1		296,735
125,000	County of Palm Beach, Florida Public Improvement, Revenue Bonds, Ser. D, 5.00%, 12/1/45	Aa1		147,244
240,000	County of State Lucie, Florida Sales Tax Revenue, Refunding Revenue Bonds, Ser. A, AGM Insured, 5.00%, 10/1/24	A1		272,426
195,000	Florida Housing Finance Corp., Revenue Bonds, Ser. 1, (GNMA/FNMA/FHLMC), 4.00%, 7/1/49	Aaa		213,505
125,000	Miami-Dade County Expressway Authority, Revenue Bonds, Ser. A, 5.00%, 7/1/23	A3		134,913
325,000	Orange County Health Facilities Authority, Revenue Bonds, Ser. A, 5.00%, 10/1/39	A2		379,571
				2,370,574
	GEORGIA 1.8%
500,000	Metropolitan Atlanta Rapid Transit Authority, Revenue Bonds, 3rd Ser., Ser. A, 4.00%, 7/1/36	Aa2		532,940
350,000	Valdosta & Lowndes County Hospital Authority, Revenue Bonds, South Medical Center Project, Ser. B, County Guaranteed Insured, 5.00%, 10/1/41	Aa2		366,873
				899,813
	GUAM 0.6%
150,000	Guam Power Authority, Revenue Bonds, Ser. A, AGM Insured, 5.00%, 10/1/20	A2		150,000
120,000	Guam Power Authority, Revenue Bonds, Ser. A, AGM Insured, 5.00%, 10/1/39	A2		132,869
				282,869
	HAWAII 0.7%
100,000	City & County Honolulu Hawaii, General Obligation Unlimited, Ser. A, 5.00%, 10/1/38	Aa1		118,604
185,000	State of Hawaii, General Obligation Unlimited, Ser. FG, 4.00%, 10/1/35	Aa2		211,688
				330,292
	IDAHO 0.5%
250,000	Idaho State Building Authority, Revenue Bonds, 5.00%, 9/1/40	Aa2		273,062

	ILLINOIS 0.8%
100,000	Cook County Forest Preserve District, General Obligation Unlimited, Ser. C, 5.00%, 12/15/37	A2		106,388
150,000	Illinois State Toll Highway Authority, Revenue Bonds, Ser. C, 5.00%, 1/1/37	A1		172,971
100,000	Metropolitan Water Reclamation District of Greater Chicago, General Obligation Unlimited, Ser. A, 5.00%, 12/1/44	AA+	*	113,395
				392,754

4

Schedule of Investments (continued)

Principal Amount		Rating		Value
	INDIANA 0.3%
$135,000	Indiana Municipal Power Agency, Revenue Bonds, Ser. A, 5.00%, 1/1/42	A1		$157,773

	IOWA 0.1%
50,000	Iowa Finance Authority, Health Care Facility, Genesis Health System, Revenue Bonds, 5.00%, 7/1/22	A1		53,872

	KANSAS 0.6%
250,000	State of Kansas Department of Transportation, Revenue Bonds, Ser. A, 5.00%, 9/1/32	Aa2		311,630

	KENTUCKY 0.5%
110,000	Kentucky Economic Development Finance Authority, Revenue Bonds, Ser. A, AGM Insured, 4.00%, 6/1/37	A2		122,242
125,000	Louisville & Jefferson County Visitors and Convention Commission, Revenue Bonds, 4.00%, 6/1/23	Aa3		130,927
				253,169
	LOUISIANA 1.5%
300,000	Louisiana Local Government Environmental Facilities & Community Development Authority, Revenue Bonds, City of Bossier City, 5.00%, 11/1/26	Aa3		365,976
100,000	Louisiana Local Government Environmental Facilities & Community Development Authority, Revenue Bonds, Women's Hospitals Foundation Projects, 5.00%, 10/1/44	A2		117,040
145,000	State of Louisiana Gasoline & Fuels Tax Revenue, Revenue Bonds, Ser. C-1, 5.00%, 5/1/30	Aa3		162,986
85,000	State of Louisiana Highway Improvement Revenue, Revenue Bonds, Ser. A, 5.00%, 6/15/28	A1		98,215
				744,217
	MAINE 0.9%
200,000	Maine State Health & Higher Educational Facilities Authority Revenue, Refunding Revenue Bonds, Colby College, Ser. A, 5.00%, 7/1/39	Aa2		235,738
80,000	Maine State Housing Authority (Mortgage), Revenue Bonds, Ser. A, 3.80%, 11/15/39	Aa1		87,706
100,000	Maine Turnpike Authority, Revenue Bonds, Ser. A, 5.00%, 7/1/37	Aa3		106,301
				429,745
	MARYLAND 0.6%
130,000	City of Baltimore, Maryland Subordinate (Water Projects), Revenue Bonds, Ser. A, 5.00%, 7/1/31	A1		159,225
100,000	County of Anne Arundel, Maryland, General Obligation Limited, 5.00%, 10/1/36	NR	**	122,671
				281,896

5

September 30, 2020

Principal Amount		Rating		Value
	MASSACHUSETTS 5.6%
$75,000	Commonwealth of Massachusetts, Revenue Bonds, 5.50%, 1/1/30	A1		$99,479
250,000	Massachusetts Bay Transportation Authority, Revenue Assessment Bonds, Ser. A, 4.00%, 7/1/37	Aa1		261,092
175,000	Massachusetts Bay Transportation Authority, Revenue Bonds, Ser. A-1, 5.00%, 7/1/36	Aa3		216,430
250,000	Massachusetts Development Finance Agency, Boston Medical Center, Revenue Bonds, Ser. D, 5.00%, 7/1/44	Baa2		275,255
225,000	Massachusetts Development Finance Agency, Harvard University, Revenue Bonds, Ser. B-2, 5.25%, 2/1/34	Aaa		228,830
75,000	Massachusetts Development Finance Agency, Revenue Bonds, 5.00%, 7/1/36	NR	**	77,698
250,000	Massachusetts Development Finance Agency, Umass Memorial Health Care, Revenue Bonds, 3.63%, 7/1/37	BBB+	*	267,050
500,000	Massachusetts Health & Educational Facilities Authority Revenue, Revenue Bonds, Tufts University, Ser. M, 5.50%, 2/15/27	Aa2		648,200
250,000	Massachusetts School Building Authority Sales Tax Revenue, Revenue Bonds, Senior Ser. B, 5.00%, 10/15/41	Aa2		262,522
165,000	Massachusetts School Building Authority Sales Tax Revenue, Revenue Bonds, Senior Ser. B, 5.00%, 11/15/46	Aa2		200,082
250,000	Massachusetts School Building Authority, Refunding Revenue Bonds, Ser. B, 3.40%, 10/15/40	Aa3		268,872
				2,805,510
	MICHIGAN 1.7%
200,000	Jackson Public Schools County of Jackson, Michigan 2018 School Building and Site Bonds, General Obligation Unlimited, 5.00%, 5/1/48	Aa1		241,804
250,000	Michigan Finance Authority, Henry Ford Health System, Revenue Bonds, 4.00%, 11/15/46	A2		272,395
120,000	Michigan State Building Authority, Revenue Bonds, Ser. I, 5.00%, 10/15/32	Aa2		147,070
150,000	Port Huron Area School District, General Obligation Unlimited, AGM Insured, 4.00%, 5/1/42	A1		164,598
				825,867
	MINNESOTA 0.6%
110,000	County of Jackson, Minnesota Capital Improvement Plan, General Obligation Unlimited, Ser. C, 3.00%, 2/1/38	AA	*	118,596
150,000	State of Minnesota Public Facilities Authority Revenue, Refunding Revenue Bonds, Ser. B, 5.00%, 3/1/28	Aaa		185,892
				304,488
	MISSISSIPPI 0.2%
90,000	Mississippi Development Bank, Jackson Public School District Limited, Revenue, Refunding Revenue Bonds, Ser. A, 5.00%, 4/1/27	A+	*	109,362

	MISSOURI 0.9%
120,000	Health & Educational Facilities Authority of the State of Missouri (Mercy Health), Refunding Revenue Bonds, Ser. C, 4.00%, 11/15/37	A1		135,546
150,000	Metropolitan State Louis Sewer District, Waste Water System Improvement, Refunding Revenue Bonds, Ser. B, 5.00%, 5/1/31	Aa1		178,989
130,000	Missouri Housing Development Commission Single Family Mortgage (First Place Homeownership Loan Program), Revenue Bonds, (GNMA/FNMA/FHLMC), 4.25%, 5/1/49	AA+	*	145,002
				459,537

6

Schedule of Investments (continued)

Principal Amount		Rating		Value
	NEBRASKA 0.2%
$95,000	Public Power Generation Agency, Revenue Bonds, Ser. A, 5.00%, 1/1/38	A2		$113,640

	NEVADA 2.7%
250,000	City of Henderson, Nevada Refunding, General Obligation Limited, 4.00%, 6/1/31	Aa2		270,615
250,000	Clark County School District, General Obligation Unlimited, Ser. A, 4.00%, 6/15/35	A1		286,285
230,000	Clark County School District, General Obligation Unlimited, Ser. C, 5.00%, 6/15/29	A1		286,051
200,000	County of Clark, Stadium Improvement, General Obligation Limited, Ser. A, 5.00%, 5/1/48	Aa1		240,652
240,000	Las Vegas Valley Water District, General Obligation Limited, Ser. A, 3.38%, 6/1/38	AA	*	264,972
				1,348,575
	NEW HAMPSHIRE 0.7%
95,000	New Hampshire Health and Education Facilities Authority Act, University System of New Hampshire Issue, Refunding Revenue Bonds, Ser. A, 5.00%, 7/1/37	Aa3		113,770
200,000	New Hampshire Housing Finance Authority, Revenue Bonds, Ser. 1, 3.75%, 7/1/54	Aaa		215,266
				329,036
	NEW JERSEY 5.4%
135,000	County of Essex NJ, General Obligation Limited, Ser. A, 4.00%, 9/1/29	Aaa		163,636
170,000	New Jersey Economic Development Authority, Refunding Revenue Bonds, Ser. B, 5.00%, 11/1/27	Baa1		202,308
270,000	New Jersey Economic Development Authority, Revenue Bonds, Ser. AAA, 5.50%, 6/15/27	Baa1		324,040
150,000	New Jersey Economic Development Authority, Revenue Bonds, Ser. B, 5.00%, 6/15/38	Baa1		170,851
30,000	New Jersey Institute of Technology, Revenue Bonds, Prerefunded, Ser. A, 5.00%, 7/1/42	NR	**	32,472
70,000	New Jersey Institute of Technology, Revenue Bonds, Unrefunded, Ser. A, 5.00%, 7/1/42	A1		75,832
1,000,000	New Jersey State Educational Facilities Authority Revenue, Revenue Bonds, Princeton University, Ser. B, 5.00%, 7/1/35	Aaa		1,032,820
165,000	New Jersey State Turnpike Authority, Revenue Bonds, Ser. A, 5.00%, 1/1/29	A2		178,898
100,000	New Jersey State Turnpike Authority, Revenue Bonds, Ser. F, 5.00%, 1/1/35	A2		108,358
110,000	New Jersey Transportation Trust Fund Authority, Revenue Bonds, Ser. B, AMBAC Insured, 5.25%, 12/15/23	Baa1		123,148
150,000	New Jersey Transportation Trust Fund Authority, Revenue Bonds, Ser. BB, 4.00%, 6/15/36	Baa1		158,903
150,000	North Bergen Township Board of Education, General Obligation Limited, BAM Insured, 2.50%, 2/1/40	AA	*	150,734
				2,722,000

7

September 30, 2020

Principal Amount		Rating	Value
	NEW MEXICO 0.5%
$200,000	State of New Mexico, Severance Tax Permanent Fund, Revenue Bonds, Ser. A, 5.00%, 7/1/24	Aa2	$234,098

	NEW YORK 13.3%
210,000	Battery Park City Authority, Revenue Bonds, Ser. B, 4.00%, 11/1/41	Aaa	248,113
250,000	City of New York, General Obligation Unlimited, Fiscal 2012, Ser. A-1, 5.00%, 8/1/32	Aa1	260,145
250,000	Housing Development Corp., Revenue Bonds, Ser. D-1-B, 4.20%, 5/1/37	Aa2	255,680
175,000	Long Island Power Authority, Revenue Bonds, Ser. B, 5.00%, 9/1/41	A2	208,890
200,000	Metropolitan Transportation Authority, New York, Revenue Bonds, Ser. A, AGM Insured, 5.00%, 11/15/36	A2	210,892
150,000	Metropolitan Transportation Authority, New York, Revenue Bonds, Ser. C-1, 5.00%, 11/15/29	A3	159,413
500,000	Metropolitan Transportation Authority, New York, Revenue Bonds, Subser. C-1, 5.00%, 11/15/34	A3	519,335
100,000	Municipal Water Finance Authority, Water and Sewer System Revenue, Revenue Bonds, Ser. DD, 5.00%, 6/15/34	Aa1	112,097
65,000	Municipal Water Finance Authority, Water and Sewer System Revenue, Revenue Bonds, Ser. EE, 5.00%, 6/15/45	Aa1	74,203
60,000	Municipal Water Finance Authority, Water and Sewer System Revenue, Revenue Bonds, Ser. FF, 5.00%, 6/15/45	Aa1	64,361
100,000	New York City Transitional Finance Authority Building Aid Revenue, Revenue Bonds, Ser. 1, 4.00%, 7/15/36	Aa2	111,081
300,000	New York City Transitional Finance Authority Future Tax Secured Revenue, Revenue Bonds, Fiscal 2011, Ser. D, 5.00%, 2/1/35	Aa1	304,512
120,000	New York City Transitional Finance Authority Future Tax Secured Revenue, Revenue Bonds, Subordinated Future Tax Secured, Subser. A-1, 5.00%, 8/1/26	Aa1	140,287
150,000	New York City Transitional Finance Authority Future Tax Secured Revenue, Revenue Bonds, Subordinated Future Tax Secured, Subser. B-1, 5.00%, 8/1/32	Aa1	182,872
200,000	New York City Transitional Finance Authority Future Tax Secured Revenue, Revenue Bonds, Subser. A-1, 5.00%, 8/1/31	Aa1	231,910
200,000	New York City Transitional Finance Authority Future Tax Secured Revenue, Revenue Bonds, Subser. B-1, 5.00%, 8/1/39	Aa1	229,460
250,000	New York City Transitional Finance Authority Future Tax Secured Revenue, Revenue Bonds, Subser. E-1, 5.00%, 2/1/32	Aa1	301,035
245,000	New York City Transitional Finance Authority Future Tax Secured Revenue, Revenue Bonds, Subser. E-1, 5.00%, 2/1/40	Aa1	289,847
170,000	New York Convention Center Development Corp., Hotel Unit Fee Secured, Refunding Revenue Bonds, 5.00%, 11/15/40	Aa3	189,623
100,000	New York State Dormitory Authority, Revenue Bonds, Barnard College, Ser. A, 5.00%, 7/1/30	A2	115,888
50,000	New York State Dormitory Authority, Revenue Bonds, Memorial Sloan-Kettering Cancer Center, 5.00%, 7/1/25	Aa3	53,034
150,000	New York State Dormitory Authority, Revenue Bonds, State Personal Income Tax Revenues General Purpose, Ser. A, 4.50%, 3/15/35	Aa1	152,513
250,000	New York State Dormitory Authority, Revenue Bonds, State Personal Income Tax Revenues General Purpose, Ser. A, 5.00%, 2/15/23	Aa1	278,040
125,000	New York State Dormitory Authority, Revenue Bonds, State Personal Income Tax Revenues, Ser. 1, 5.00%, 1/15/31	Aa2	153,999
200,000	New York State Urban Development Corp., Refunding Revenue Bonds, Ser. A, 4.00%, 3/15/44	Aa1	228,646
250,000	New York State Urban Development Corp., State Personal Income Tax Revenue, Revenue Bonds, Ser. A, 5.00%, 3/15/28	Aa1	303,402
150,000	New York State, General Obligation Unlimited, Fiscal 2015, Ser. A, 5.00%, 8/1/26	Aa1	175,235
100,000	Port Authority of New York & New Jersey, Consolidated Bonds, Revenue Bonds, One Hundred Seventy-First Series, 4.00%, 7/15/38	Aa3	102,997
100,000	Port Authority of New York & New Jersey, Consolidated Bonds, Revenue Bonds, One Hundred Sixty-Sixth Series, General Obligation of Authority Insured, 5.00%, 7/15/33	Aa3	101,173
325,000	Port Authority of New York & New Jersey, Revenue Bonds, 194th Series, 5.00%, 10/15/41	Aa3	377,185
250,000	Triborough Bridge & Tunnel Authority, Revenue Bonds, Ser. B, 5.00%, 11/15/36	Aa3	302,470

8

Schedule of Investments (continued)

Principal Amount		Rating		Value
$185,000	Utility Debt Securitization Authority, Restructuring Refunding Revenue Bonds, Ser. A, 5.00%, 12/15/35	Aaa		$226,246
				6,664,584
	NORTH CAROLINA 3.0%
100,000	City of Charlotte NC Airport Revenue, Revenue Bonds, Ser. A, 5.00%, 7/1/31	Aa3		122,825
135,000	City of Charlotte NC Airport Revenue, Revenue Bonds, Ser. C, 4.00%, 6/1/36	Aa2		160,681
305,000	Nash Health Care Systems Health Care Facilities Revenue, Revenue Bonds, 4.50%, 11/1/37	BBB	*	316,831
385,000	North Carolina Medical Care Commission, Refunding Revenue Bonds, Wakemed, Ser. A, 4.13%, 10/1/38	A2		398,845
150,000	North Carolina Medical Care Commission, Revenue Bonds, Duke University Health System, Ser. A, 5.00%, 6/1/42	Aa2		162,033
315,000	State of North Carolina Capital Improvement Obligation, Revenue Bonds, Ser. C, 3.50%, 5/1/27	Aa1		321,177
				1,482,392
	NORTH DAKOTA 0.3%
135,000	North Dakota Public Finance Authority, State Revolving Fund Program, Revenue Bonds, Ser. A, 5.00%, 10/1/26	Aaa		141,438

	OHIO 2.3%
200,000	City of Akron, Ohio Community Learning Centers, Refunding Revenue Bonds, Ser. A, 5.00%, 12/1/28	AA-	*	215,076
250,000	City of Cleveland, Ohio Water Pollution Control, Green Bonds, Revenue Bonds, 5.00%, 11/15/45	Aa3		295,338
325,000	Cleveland Department of Public Utilities Division of Water Revenue, Revenue Bonds, Senior Lien Ser. X, 3.63%, 1/1/37	Aa2		338,900
250,000	Country of Franklin, Ohio Hospital Facilities Revenue, Revenue Bonds, 5.00%, 5/15/45	Aa2		281,275
				1,130,589
	OKLAHOMA 0.9%
135,000	Grand River Dam Authority, Revenue Bonds, Ser. A, 5.00%, 6/1/27	A1		169,507
250,000	Oklahoma Capital Improvement Authority, Revenue Bonds, 5.00%, 10/1/23	AA-	*	261,650
				431,157
	OREGON 1.0%
280,000	County of Multnomah Oregon, General Obligation Unlimited, 4.00%, 6/1/42	Aaa		318,077
150,000	Oregon State Department of Administrative Services Lottery Revenue, Revenue Bonds, Ser. D, 5.00%, 4/1/28	Aa2		180,417
				498,494

9

September 30, 2020

Principal Amount		Rating		Value
	PENNSYLVANIA 4.3%
$200,000	Central Bradford Progress Authority, Guthrie Healthcare System, Revenue Bonds, 5.00%, 12/1/31	A+	*	$210,888
160,000	City of Philadelphia Pennsylvania, General Obligation Unlimited, Ser. A, 5.00%, 8/1/37	A2		192,962
500,000	Delaware River Pennsylvania, Joint Toll Bridge Commission, Revenue Bonds, 5.00%, 7/1/36	A1		615,470
500,000	Pennsylvania Higher Educational Facilities Authority, State System of Higher Education, Revenue Bonds, Ser. AS, 5.00%, 6/15/28	Aa3		608,240
100,000	Pennsylvania Infrastructure Investment Authority, Revenue Bonds, Ser. A, 4.00%, 5/15/32	AAA	*	113,089
250,000	Pennsylvania Turnpike Commission, Motor License, Refunding Revenue Bonds, 5.00%, 12/1/35	A2		305,660
100,000	Pennsylvania Turnpike Commission, Revenue Bonds, Ser. A-2, 5.00%, 12/1/24	A1		119,218
				2,165,527
	RHODE ISLAND 0.3%
135,000	Rhode Island Health & Educational Building Corp. Public School, Revenue Bonds, 5.00%, 5/15/28	A1		171,138

	SOUTH CAROLINA 1.4%
75,000	Fort Mill School District No. 4, General Obligation Unlimited, Ser. B, 5.00%, 3/1/27	Aa1		95,880
325,000	South Carolina Public Service Authority, Revenue Bonds, Ser. A, 5.00%, 12/1/38	A2		381,332
210,000	South Carolina Transportation Infrastructure Bank, Revenue Bonds, Ser. A, 3.00%, 10/1/36	Aa3		220,603
				697,815
	TENNESSEE 1.0%
100,000	City Of Memphis, Tennessee Gas System Revenue Bonds, 5.00%, 12/1/26	Aa1		127,300
250,000	Shelby County Health Educational & Housing Facilities Board, Revenue Bonds, Methodist Le Bonheur Healthcare, 5.00%, 5/1/42	A1		268,473
80,000	Tennessee Housing Development Agency, Revenue Bonds, Ser. 1C, 3.05%, 1/1/24	Aa1		85,942
				481,715

10

Schedule of Investments (continued)

Principal Amount		Rating		Value
	TEXAS 6.8%
$170,000	Brushy Creek Regional Utility Authority, Inc., Water Treatment & Distributions Project, Revenue Bonds, 5.00%, 8/1/34	AA-	*	$208,009
120,000	City of Arlington, Subordinate Lien Special Tax, Revenue Bonds, Ser. C, BAM Insured, 5.00%, 2/15/33	A3		139,729
65,000	City of Houston Texas, Combined Utility System Revenue, Revenue Bonds, Ser. D, 5.00%, 11/15/42	AA	*	71,624
125,000	City of Leander, Texas Certificates of Obligation, Parking Facility Improvements, General Obligation Limited, 5.00%, 8/15/32	Aa2		146,018
70,000	City of Lubbock, Texas Certificates of Obligation, Waterworks System, General Obligation Limited, 5.00%, 2/15/23	Aa2		77,920
90,000	City of McAllen Texas, General Obligation Limited, 5.00%, 2/15/32	AA+	*	114,245
150,000	City of San Antonio Texas, Electric & Gas Systems Revenue, Revenue Bonds, 5.00%, 2/1/39	Aa1		183,450
200,000	City of San Antonio Texas, Water System Revenue, Junior Lien, Refunding Revenue Bonds, Ser. B, 5.00%, 5/15/32	Aa2		240,234
150,000	Corpus Christi Independent School District, General Obligation Unlimited, (PSF-GTD), 3.00%, 8/15/40	Aaa		166,679
275,000	Dallas Area Rapid Transit, Revenue Bonds, Ser. A, 5.00%, 12/1/36	Aa2		332,695
200,000	El Paso Independent School District, General Obligation Limited, (PSF-GTD), 4.00%, 8/15/43	Aaa		234,494
170,000	Harris County Municipal Utility District No. 82, General Obligation Unlimited, BAM Insured, 2.00%, 10/1/30	AA	*	175,159
250,000	Lower Colorado River Authority, Revenue Bonds, Ser. A, 5.00%, 5/15/31	A1		279,182
200,000	Olmos Park Higher Education Facilities Corp., Refunding Revenue Bonds, University of the Incarnate Word, 5.00%, 12/1/23	A3		211,870
110,000	Spring Independent School District, General Obligation Unlimited, PSF-GTD Insured, 4.00%, 8/15/34	Aaa		128,060
100,000	State of Texas, Transportation Commission, Highway Improvement, 5.00%, 4/1/25	Aaa		116,661
150,000	State of Texas, Water Financial Assistance, General Obligation Unlimited, Ser. A, 3.00%, 8/1/35	Aaa		158,163
275,000	Tarrant County Cultural Education Facilities Finance Corp., Revenue Bonds, Baylor Health Care System Project, Ser. A, 5.00%, 11/15/38	Aa3		298,900
100,000	Trinity River Authority Central Regional Wastewater System Revenue, Revenue Bonds, 5.00%, 8/1/33	AAA	*	125,361
				3,408,453
	VERMONT 0.7%
200,000	Vermont Educational & Health Buildings Financing Agency, Revenue Bonds, Saint Michael's College, 5.00%, 10/1/42	Baa2		203,514
135,000	Vermont Educational & Health Buildings Financing Agency, University of Vermont Medical Center Project, Green Bonds, Revenue Bonds, 5.00%, 12/1/46	A3		153,891
				357,405

11

September 30, 2020

Principal Amount		Rating	Value
	WASHINGTON 3.1%
$250,000	City of Seattle Washington, Limited Tax Improvement Bonds, General Obligation Limited, 4.25%, 3/1/28	Aaa	$253,725
200,000	City of Spokane Washington, General Obligation Unlimited, 4.00%, 12/1/40	Aa2	231,208
75,000	County of King Washington Refunding Limited Tax, General Obligation Limited, Ser. E, 4.00%, 7/1/31	Aaa	88,849
165,000	County of King Washington Refunding, General Obligation Limited, Ser. E, 5.00%, 12/1/30	Aaa	201,581
100,000	County of Pierce Washington, Sewer Revenue, Revenue Bonds, 4.00%, 8/1/37	Aa2	104,732
350,000	Washington Health Care Facilities Authority, Revenue Bonds, Providence Health & Services, Ser. A, 4.25%, 10/1/37	Aa3	365,480
250,000	Washington State, Water Utility Improvements, General Obligation Unlimited, Ser. A, 5.00%, 8/1/37	Aaa	307,325
			1,552,900
	WISCONSIN 0.2%
100,000	City of Stoughton, General Obligation Unlimited, Ser. A, 3.38%, 4/1/38	Aa2	110,322

	WYOMING 0.4%
220,000	Laramie County Wyoming, Revenue Bonds, Cheyenne Regional Medical Center Project, 5.00%, 5/1/42	A*	223,672
	TOTAL LONG-TERM MUNICIPAL SECURITIES (2) 95.0% (Cost $44,727,523)		$47,478,145
	CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES 5.0%		2,476,751
	NET ASSETS 100.0%		$49,954,896

**	Security no longer rated by Moody’s or Standard & Poor’s.
*	Rated by Moody's Investor Service except for those marked by an asterisk (*) which are rated by Standard & Poor's.
(1)	Zero coupon bond.
(2)	For federal income tax purposes, the aggregate cost was $44,727,523, aggregate gross unrealized appreciation was $3,004,689, aggregate gross unrealized depreciation was $254,067 and the net unrealized appreciation was $2,750,622.
AGM	Assured Guaranty Municipal.
AMBAC	American Municipal Bond Assurance Corporation.
BAM	Build America Mutual.
PSF-GTD	Permanent School Fund Guaranteed.

12

The Fund follows fair valuation accounting standards (FASB ASC 820-10) which establishes a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

•	Level 1 –	Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;

•	Level 2 –	Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;

•	Level 3 –	Inputs that are unobservable.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the Fund's investments in securities as of September 30, 2020:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets
Long-Term Municipal Securities*	$—	$47,478,145	$—	$47,478,145
Total Investments in Securities	$—	$47,478,145	$—	$47,478,145

* See Schedule of Investments for further break down by category.

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used.

During the period ended September 30, 2020, there were no Level 3 investments. The Schedule of Investments includes a breakdown of the Fund’s investments by category.